Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Small Cap Growth Equity Portfolio

(the "Fund")

Supplement dated December 21, 2016 to the Summary Prospectus and the Prospectus of the Fund, each dated January 28, 2016, and the Statement of Additional

Information ("SAI") of the Fund, dated January 28, 2016 (as amended October 20, 2016)

On December 15, 2016, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to "BlackRock Advantage Small Cap Growth Fund." This change is expected to become effective on or about February 15, 2017.

Effective on or about February 15, 2017, the following change is made to the Fund's Summary Prospectus, Prospectus and SAI:

BlackRock Small Cap Growth Equity Portfolio is renamed BlackRock Advantage Small Cap Growth Fund.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Small Cap Growth Equity Portfolio

(the "Fund")

Supplement dated December 21, 2016 to the Summary Prospectus and the Prospectus of the Fund, each dated January 28, 2016, and the Statement of Additional

Information ("SAI") of the Fund, dated January 28, 2016 (as amended October 20, 2016)

On December 15, 2016, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to "BlackRock Advantage Small Cap Growth Fund." This change is expected to become effective on or about February 15, 2017.

Effective on or about February 15, 2017, the following change is made to the Fund's Summary Prospectus, Prospectus and SAI:

BlackRock Small Cap Growth Equity Portfolio is renamed BlackRock Advantage Small Cap Growth Fund.